As filed with the Securities and Exchange Commission on June 27, 2024

Registration No. 811-01136

Registration No. 002-19458

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 290	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 290	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(301) 296-5100

Copies To:
Amy J. Lee, Vice President and Chief Legal Officer 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois James V. Catano Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)

Approximate date of public offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on July 8, 2024, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 287 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 13, 2024, for the purpose of registering SMA Class shares of Guggenheim Active INvestment Series (GAINS) – Core Plus Fund and Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund, each a series of the Registrant. This Post-Effective Amendment No. 290 is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of designating July 8, 2024, as the new date upon which the Amendment shall become effective. The effectiveness of the Amendment was previously delayed pursuant to Post-Effective Amendment No. 288, as filed on May 23, 2024, and Post-Effective Amendment No. 289, as filed on June 7, 2024. This Post-Effective Amendment No. 290 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 290 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 290 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 27th day of June 2024.

GUGGENHEIM FUNDS TRUST (Registrant)
By:	/s/ BRIAN E. BINDER
Brian E. Binder, Chief Executive Officer and President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 27th day of June 2024.

Randall C. Barnes *

Randall C. Barnes

Trustee

Angela Brock-Kyle*

Angela Brock-Kyle

Trustee

Thomas F. Lydon, Jr.*

Thomas F. Lydon, Jr.

Trustee

Ronald A. Nyberg*

Ronald A. Nyberg

Trustee

Sandra G. Sponem*

Sandra G. Sponem

Trustee

Ronald E. Toupin, Jr.*

Ronald E. Toupin, Jr.

Trustee

GUGGENHEIM FUNDS TRUST

By:  /s/ Amy J. Lee

Amy J. Lee, Trustee, Vice President, Chief Legal Officer

and Attorney-In-Fact for the Trustees Whose Names

Appear Opposite

By:  /s/ James M. Howley

James M. Howley, Chief Financial Officer, Treasurer and

Chief Accounting Officer

(Principal Financial and Accounting Officer)

By:  /s/ Brian E. Binder

Brian E. Binder, President and Chief Executive Officer

(Principal Executive Officer)

* Signed by Attorney-in-Fact pursuant to powers of attorney.